Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 Vessel Segment
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	2
Liquefied Gas Segment [Member] | Liquefied Natural Gas [Member]
Segment Reporting Information [Line Items]
Number of vessels	50
Liquefied Gas Segment [Member] | Liquefied Natural Gas [Member] | Corporate Joint Venture [Member]
Segment Reporting Information [Line Items]
Number of vessels	26
Liquefied Gas Segment [Member] | Liquefied Petroleum Gas Multi Gas [Member]
Segment Reporting Information [Line Items]
Number of vessels	29
Liquefied Gas Segment [Member] | Liquefied Petroleum Gas [Member] | Corporate Joint Venture [Member]
Segment Reporting Information [Line Items]
Number of vessels	23
Conventional Tankers [Member] | Suezmax Tankers [Member]
Segment Reporting Information [Line Items]
Number of vessels	7
Conventional Tankers [Member] | Handymax Product [Member]
Segment Reporting Information [Line Items]
Number of vessels	1